Reportable Segments	12 Months Ended
Dec. 31, 2011
REPORTABLE SEGMENTS

15. REPORTABLE SEGMENTS

FASB ASC Topic 280, Segment Reporting (“Topic 280”), requires that segment disclosures present the measure(s) used by the chief operating decision maker to decide how to allocate resources and for purposes of assessing such segments’ performance. UDR’s chief operating decision maker is comprised of several members of its executive management team who use several generally accepted industry financial measures to assess the performance of the business for our reportable operating segments.

UDR owns and operates multifamily apartment communities throughout the United States that generate rental and other property related income through the leasing of apartment homes to a diverse base of tenants. The primary financial measures for UDR’s apartment communities are rental income and net operating income (“NOI”). Rental income represents gross market rent less adjustments for concessions, vacancy loss and bad debt. NOI is defined as total revenues less direct property operating expenses. UDR’s chief operating decision maker utilizes NOI as the key measure of segment profit or loss.

UDR’s two reportable segments are same communities and non-mature/other communities:

•

Same store communities represent those communities acquired, developed, and stabilized prior to January 1, 2010, and held as of December 31, 2011. A comparison of operating results from the prior year is meaningful as these communities were owned and had stabilized occupancy and operating expenses as of the beginning of the prior year, there is no plan to conduct substantial redevelopment activities, and the community is not held for sale within the current year. A community is considered to have stabilized occupancy once it achieves 90% occupancy for at least three consecutive months.

•

Non-mature/other communities represent those communities that were acquired or developed in 2009, 2010 or 2011, sold properties, redevelopment properties, properties classified as real estate held for sale, condominium conversion properties, joint venture properties, properties managed by third parties, and the non-apartment components of mixed use properties.

Management evaluates the performance of each of our apartment communities on a same community and non-mature/other basis, as well as individually and geographically. This is consistent with the aggregation criteria of Topic 280 as each of our apartment communities generally has similar economic characteristics, facilities, services, and tenants. Therefore, the Company’s reportable segments have been aggregated by geography in a manner identical to that which is provided to the chief operating decision maker.

All revenues are from external customers and no single tenant or related group of tenants contributed 10% or more of UDR’s total revenues during the years ended December 31, 2011, 2010, or 2009.

The accounting policies applicable to the operating segments described above are the same as those described in Note 2, Significant Accounting Policies. The following table details rental income and NOI from continuing and discontinued operations for UDR’s reportable segments for the years ended December 31, 2011, 2010, and 2009, and reconciles NOI to loss from continuing operations per the consolidated statement of operations (dollars in thousands):

	For the Years Ended December 31,
	2011	2010	2009
Reportable apartment home segment rental income
Same Communities
Western Region	$185,759	$177,771	$182,120
Mid-Atlantic Region	136,105	130,716	127,161
Southeastern Region	100,741	97,325	96,283
Southwestern Region	35,266	33,727	33,351
Non-Mature communities/Other	273,087	194,329	163,984

Total segment and consolidated rental income	$730,958	$633,868	$602,899

Reportable apartment home segment NOI
Same Communities
Western Region	$129,292	$121,338	$127,653
Mid-Atlantic Region	93,926	89,175	86,256
Southeastern Region	63,649	61,587	59,788
Southwestern Region	20,319	19,205	17,870
Non-Mature communities/Other	177,574	119,759	106,893

Total segment and consolidated NOI	484,760	411,064	398,460

Reconciling items:
Non-property income	17,422	14,347	14,274
Property management	(20,101)	(17,432)	(16,581)
Other operating expenses	(6,217)	(5,848)	(6,485)
Depreciation and amortization	(370,343)	(303,446)	(278,391)
Interest, net	(158,333)	(150,796)	(142,152)
General and administrative	(45,915)	(45,243)	(39,035)
Severance costs and other restructuring charges	(1,342)	(6,803)	—
Other depreciation and amortization	(3,931)	(4,843)	(5,161)
Loss from unconsolidated entities	(6,352)	(4,204)	(18,665)
Redeemable noncontrolling interests in OP	(395)	3,835	4,282
Non-controlling interests	(167)	(146)	(191)
Tax (expense)/ benefit	(7,571)	2,533	(311)
Gain on the sale of depreciable property	138,508	4,083	2,424

Net income/(loss) attributable to UDR, Inc.	$20,023	$(102,899)	$(87,532)

The following table details the assets of UDR’s reportable segments as of December 31, 2011 and 2010 (dollars in thousands):

	December 31,
	2011	2010
Reportable apartment home segment assets
Same Communities
Western Region	$1,938,696	$1,920,742
Mid-Atlantic Region	1,154,559	1,144,527
Southeastern Region	801,712	792,338
Southwestern Region	343,457	340,246
Non-Mature communities/Other	3,836,047	2,683,494

Total segment assets	8,074,471	6,881,347
Accumulated depreciation	(1,831,727)	(1,638,326)

Total segment assets - net book value	6,242,744	5,243,021

Reconciling items:
Cash and cash equivalents	12,503	9,486
Marketable securities	—	3,866
Restricted cash	24,634	15,447
Deferred financing costs, net	30,068	27,267
Notes receivable	—	7,800
Investment in unconsolidated joint ventures	213,040	148,057
Other assets	198,365	74,596

Total consolidated assets	$6,721,354	$5,529,540

Capital expenditures related to our same communities totaled $41.5 million, $36.5 million, and $42.3 million for the years ended December 31, 2011, 2010, and 2009, respectively. Capital expenditures related to our non-mature/other communities totaled $16.3 million, $12.1 million, and $14.0 million for the years ended December 31, 2011, 2010, and 2009, respectively.

Markets included in the above geographic segments are as follows:

i.	Western – Orange County, San Francisco, Seattle, Monterey Peninsula, Los Angeles, San Diego, Inland Empire, Sacramento, and Portland

ii.	Mid-Atlantic – Metropolitan DC, Richmond, Baltimore, Norfolk, and Other Mid-Atlantic

iii.	Southeastern – Tampa, Orlando, Nashville and Other Florida

iv.	Southwestern – Dallas, Phoenix, and Austin

United Dominion Realty L.P
REPORTABLE SEGMENTS
11.	REPORTABLE SEGMENTS

FASB ASC Topic 280, Segment Reporting, requires that segment disclosures present the measure(s) used by the chief operating decision maker to decide how to allocate resources and for purposes of assessing such segments’ performance. The Operating Partnership has the same chief operating decision maker as that of its parent, the General Partner. The chief operating decision maker consists of several members of UDR’s executive management team who use several generally accepted industry financial measures to assess the performance of the business for our reportable operating segments.

The Operating Partnership owns and operates multifamily apartment communities throughout the United States that generate rental and other property related income through the leasing of apartment homes to a diverse base of tenants. The primary financial measures of the Operating Partnership’s apartment communities are rental income and net operating income (“NOI”), and are included in the chief operating decision maker’s assessment of UDR’s performance on a consolidated basis. Rental income represents gross market rent less adjustments for concessions, vacancy loss and bad debt. NOI is defined as total revenues less direct property operating expenses. The chief operating decision maker of the General Partner utilizes NOI as the key measure of segment profit or loss.

The Operating Partnership’s two reportable segments are same communities and non-mature/other communities:

•

Same communities represent those communities acquired, developed, and stabilized prior to January 1, 2010 and held as of December 31, 2011. A comparison of operating results from the prior year is meaningful as these communities were owned and had stabilized occupancy and operating expenses as of the beginning of the prior year, there is no plan to conduct substantial redevelopment activities, and the community is not held for sale within the current year. A community is considered to have stabilized occupancy once it achieves 90% occupancy for at least three consecutive months.

•

Non-mature/other communities represent those communities that were acquired or developed in 2009, 2010, or 2011 sold properties, redevelopment properties, properties classified as real estate held for sale, condominium conversion properties, joint venture properties, properties managed by third parties, and the non-apartment components of mixed use properties.

Management evaluates the performance of each of our apartment communities on a same community and non-mature/other basis, as well as individually and geographically. This is consistent with the aggregation criteria of Topic 280 as each of our apartment communities generally has similar economic characteristics, facilities, services, and tenants. Therefore, the Operating Partnership’s reportable segments have been aggregated by geography in a manner identical to that which is provided to the chief operating decision maker.

All revenues are from external customers and no single tenant or related group of tenants contributed 10% or more of the Operating Partnership’s total revenues during the years ended December 31, 2011, 2010, and 2009.

The accounting policies applicable to the operating segments described above are the same as those described in Note 2, Significant Accounting Policies. The following table details rental income and NOI from continuing and discontinued operations for the Operating Partnership’s reportable segments for the years ended December 31, 2011, 2010, and 2009, and reconciles NOI to income from continuing and discontinued operations per the consolidated statement of operations (dollars in thousands):

	December 31,
	2011	2010	2009
Reportable apartment home segment rental income
Same Store Communities
Western Region	$158,280	$151,244	$155,745
Mid-Atlantic Region	64,020	61,262	58,774
Southeastern Region	38,606	36,963	37,283
Southwestern Region	18,286	17,492	17,445
Non-Mature communities/Other	107,865	83,433	83,809

Total segment and consolidated rental income	$387,057	$350,394	$353,056

Reportable apartment home segment NOI
Same Store Communities
Western Region	$110,631	$103,600	$109,713
Mid-Atlantic Region	44,400	41,908	39,556
Southeastern Region	24,211	23,280	23,598
Southwestern Region	10,994	10,554	10,171
Non-Mature communities/Other	74,022	54,774	57,530

Total segment and consolidated NOI	264,258	234,116	240,568

Reconciling items:
Non-property income	—	1,695	5,695
Property management	(10,644)	(9,636)	(9,709)
Other operating expenses	(5,484)	(5,028)	(4,868)
Depreciation and amortization	(197,964)	(166,480)	(166,773)
Interest	(53,632)	(52,222)	(53,547)
General and administrative	(26,370)	(23,291)	(16,886)
Net gain on the sale of real estate	60,065	152	1,475
Non-controlling interests	(70)	(41)	(131)

Net income/(loss) attributable to OP unit holders	$30,159	$(20,735)	$(4,176)

The following table details the assets of the Operating Partnership’s reportable segments as of December 31, 2011 and 2010 (dollars in thousands):

	December 31,
	2011	2010
Reportable apartment home segment assets
Same Store Communities
Western Region	$1,608,006	$1,591,585
Mid-Atlantic Region	697,217	693,564
Southeastern Region	317,353	312,569
Southwestern Region	184,158	182,839
Non-Mature communities/Other	1,398,564	925,627

Total segment assets	4,205,298	3,706,184
Accumulated depreciation	(976,358)	(884,083)

Total segment assets - net book value	3,228,940	2,822,101

Reconciling items:
Cash and cash equivalents	704	920
Restricted cash	12,568	8,022
Deferred financing costs, net	8,184	7,465
Other assets	41,771	22,887

Total consolidated assets	$3,292,167	$2,861,395

Capital expenditures related to our same communities totaled $24.9 million, $21.1 million, and $27.0 million for the years ended December 31, 2011, 2010, and 2009, respectively. Capital expenditures related to our non-mature/other communities totaled $4.8 million, $3.9 million, and $4.9 million for the years ended December 31, 2011, 2010, and 2009, respectively.

Markets included in the above geographic segments are as follows:

i.	Western – Orange County, San Francisco, Monterey Peninsula, Los Angeles, Seattle, Sacramento, Inland Empire, Portland, and San Diego

ii.	Mid-Atlantic –Metropolitan DC and Baltimore

iii.	Southeastern – Nashville, Tampa and Other Florida

iv.	Southwestern – Dallas and Phoenix